Commitments and contingencies (Narrative) (Details)			1 Months Ended		6 Months Ended
	Oct. 24, 2014 USD ($)	Mar. 16, 2009 USD ($)	Oct. 31, 2013 USD ($) claim	Jul. 31, 2011 USD ($) claim	Jun. 30, 2021 aircraft	Dec. 31, 1992 engine aircraft	Jan. 01, 1990 engine aircraft
VASP Litigation
Loss Contingencies [Line Items]
Damages awarded | $	$ 36,900,000	$ 40,000,000
VASP Litigation | VASP Litigation English Court
Loss Contingencies [Line Items]
Claim award for loss of profit plus accrued interest | $	40,000,000
VASP Litigation | VASP Litigation Irish Court
Loss Contingencies [Line Items]
Claim award for loss of profit plus accrued interest | $	$ 24,000,000
VASP Litigation | Aircraft
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft						13
Number of leases that company incurred obligations due to another company's default | aircraft						13
VASP Litigation | Engines
Loss Contingencies [Line Items]
Number of capital leased assets | engine						3
Number of leases that company incurred obligations due to another company's default | aircraft						3
Transbrasil Litigation
Loss Contingencies [Line Items]
Number of actions | claim				3
Aggregate amount due from AerCap | $				$ 210,000,000
Number of claims dismissed | claim			2
Damages suffered | $			$ 0
Transbrasil Litigation | Statutory Penalties
Loss Contingencies [Line Items]
Number of actions | claim				1
Transbrasil Litigation | Recovery of Attorneys' Fees
Loss Contingencies [Line Items]
Number of actions | claim				1
Transbrasil Litigation | Indemnity Claim
Loss Contingencies [Line Items]
Number of actions | claim				1
Transbrasil Litigation | Aircraft
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft							1
Transbrasil Litigation | Engines
Loss Contingencies [Line Items]
Number of capital leased assets | engine							2
Capital Addition Purchase Commitments
Loss Contingencies [Line Items]
Number of forward orders | aircraft					280